Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Movement of Deferred Costs

The movements of deferred costs for the years ended December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Beginning balances (current and non-current)	327,267	449,069
Additions	440,495	214,181
Amortizations	(318,693)	(334,864)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current)	448,935	328,252
Deferred costs, current	243,447	158,092
Deferred costs, non-current	205,488	170,160